NYSE

17010591

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

JUN 26 2017

Washington, DC 20549

001-08610

June 26, 2017

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 3.550% Global Notes due 2037 of AT&T Inc., under the Exchange Act of 1934.

Sincerely,

Silvio Conte